Financial Commitments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other commitment [abstract]
Gross operating lease expense	€ 31.7	€ 29.6	€ 27.5
Other commitments	€ 36.3	€ 43.7	€ 40.6